PROPERTY AND EQUIPMENT, NET	6 Months Ended
Sep. 30, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

Note 8 – PROPERTY AND EQUIPMENT, NET

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD
Cost:
Office equipment	125,932	141,313
Total	125,932	141,313
Less: Accumulated depreciation	(89,624)	(85,880)
Property and equipment, net	36,308	55,433

Depreciation and amortization expense on property and equipment for six months ended September 30, 2022 and 2021 was US$13,835 and US$4,028, respectively.